19. LEASES (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
LeasesLineItems [Line Items]
Right-of-use assets at beginning	R$ 217,516
Initial adoption IFRS 16	2,397,743
Additions	(236,861)
Disposals	(129,011)
Exchange rate variation	6,178
Transfers	44,377
Right-of-use assets at ending	2,299,942
Depreciation [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	(209,160)
Initial adoption IFRS 16
Additions	(569,909)
Disposals	63,182
Exchange rate variation	(1,165)
Transfers
Right-of-use assets at ending	(717,052)
Depreciation [Member] | Software [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	(57,486)
Initial adoption IFRS 16
Additions	(37,489)
Disposals	50,160
Exchange rate variation
Transfers
Right-of-use assets at ending	R$ (44,815)
Weighted average interest rate	67.81%
Depreciation [Member] | Vehicles [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning
Initial adoption IFRS 16
Additions	(58,325)
Disposals	1,502
Exchange rate variation	(534)
Transfers
Right-of-use assets at ending	R$ (57,357)
Weighted average interest rate	34.32%
Depreciation [Member] | Facilities [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning
Initial adoption IFRS 16	(1,725)
Additions
Disposals
Exchange rate variation
Transfers	1,725
Right-of-use assets at ending
Weighted average interest rate
Depreciation [Member] | Machinery and Equipment [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	R$ (75,422)
Initial adoption IFRS 16
Additions	(39,361)
Disposals	9,545
Exchange rate variation	(8)
Transfers	8,288
Right-of-use assets at ending	R$ (96,958)
Weighted average interest rate	36.32%
Depreciation [Member] | Buildings, Facilities and Improvements [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	R$ (74,527)
Initial adoption IFRS 16
Additions	(429,600)
Disposals	1,948
Exchange rate variation	(644)
Transfers	(10,013)
Right-of-use assets at ending	R$ (512,836)
Weighted average interest rate	17.79%
Depreciation [Member] | Land [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning
Initial adoption IFRS 16
Additions	(5,134)
Disposals	27
Exchange rate variation	21
Transfers
Right-of-use assets at ending	R$ (5,086)
Weighted average interest rate	22.31%
Cost [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	R$ 426,676
Initial adoption IFRS 16	2,397,743
Additions	333,048
Disposals	(192,193)
Exchange rate variation	7,343
Transfers	44,377
Right-of-use assets at ending	3,016,994
Cost [Member] | Software [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	68,424
Initial adoption IFRS 16	61
Additions	(6,998)
Disposals	(50,160)
Exchange rate variation
Transfers	44,378
Right-of-use assets at ending	55,705
Cost [Member] | Vehicles [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning
Initial adoption IFRS 16	94,065
Additions	119,422
Disposals	(8,751)
Exchange rate variation	2,707
Transfers
Right-of-use assets at ending	207,443
Cost [Member] | Facilities [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	14,492
Initial adoption IFRS 16
Additions
Disposals
Exchange rate variation
Transfers	(14,492)
Right-of-use assets at ending
Cost [Member] | Machinery and Equipment [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	129,589
Initial adoption IFRS 16	1,182
Additions	4,110
Disposals	(13,321)
Exchange rate variation	28
Transfers	(6,415)
Right-of-use assets at ending	115,173
Cost [Member] | Buildings, Facilities and Improvements [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning	214,171
Initial adoption IFRS 16	2,278,982
Additions	216,514
Disposals	(119,540)
Exchange rate variation	4,650
Transfers	21,106
Right-of-use assets at ending	2,615,883
Cost [Member] | Land [Member]
LeasesLineItems [Line Items]
Right-of-use assets at beginning
Initial adoption IFRS 16	23,453
Additions
Disposals	(421)
Exchange rate variation	(42)
Transfers	(200)
Right-of-use assets at ending	R$ 22,790